CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	Ordinary shares CNY (¥) shares	Treasury shares CNY (¥) shares	Additional paid-In capital CNY (¥)	Statutory reserves CNY (¥)	Accumulated other comprehensive income (loss) CNY (¥)	Accumulated deficit CNY (¥)	Attributable to owners of KE Holdings Inc. CNY (¥)	Non-controlling interests CNY (¥)	CNY (¥) shares	USD ($) shares
Beginning balance at Dec. 31, 2020	¥ 482		¥ 77,433,882	¥ 392,834	¥ (1,834,087)	¥ (9,227,664)	¥ 66,765,447	¥ 27,069	¥ 66,792,516
Beginning balance (in shares) at Dec. 31, 2020 | shares	3,491,415,360
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)						(524,129)	(524,129)	(637)	(524,766)
Exercise of share options	¥ 7						7		¥ 7
Exercise of share options (in shares) | shares	57,076,970								57,076,970	57,076,970
Share-based compensation			1,538,287				1,538,287		¥ 1,538,287
Appropriation to statutory reserves				91,053		(91,053)			(91,100)
Currency translation adjustments					(841,214)		(841,214)		(841,214)
Acquisition of a subsidiary with noncontrolling interests								55,085	55,085
Unrealized gains on available-for-sale investments, before reclassification					45,242		45,242		45,242
Unrealized gains on available-for-sale investments, amounts reclassified from accumulated other comprehensive income (loss)					(9,664)		(9,664)		(9,664)
Dividend to shareholders									0
Ending balance at Dec. 31, 2021	¥ 489		78,972,169	483,887	(2,639,723)	(9,842,846)	66,973,976	81,517	67,055,493
Ending balance (in shares) at Dec. 31, 2021 | shares	3,548,492,330
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)						(1,386,074)	(1,386,074)	(11,210)	(1,397,284)
Exercise of share options	¥ 3						3		¥ 3
Exercise of share options (in shares) | shares	24,383,373								24,383,373	24,383,373
Vesting of restricted share units (in shares) | shares	576,720
Share-based compensation			2,425,249				2,425,249		¥ 2,425,249
Cancellation of ordinary shares	¥ (5)	¥ 1,094,467	(1,094,462)
Cancellation of ordinary shares (in shares) | shares	(35,246,628)	35,246,628
Repurchase of ordinary shares		¥ (1,319,796)					(1,319,796)		(1,319,796)
Repurchase of ordinary shares (in shares) | shares		(41,707,914)
Appropriation to statutory reserves				176,930		(176,930)			(176,900)
Currency translation adjustments					2,602,071		2,602,071		2,602,071
Acquisition of a subsidiary with noncontrolling interests								63,771	63,771
Unrealized gains on available-for-sale investments, before reclassification					(470,589)		(470,589)		(470,589)
Unrealized gains on available-for-sale investments, amounts reclassified from accumulated other comprehensive income (loss)					95,520		95,520		95,520
Dividend to shareholders									0
Ending balance at Dec. 31, 2022	¥ 487		80,302,956	660,817	(412,721)	(11,405,850)	68,920,360	134,078	69,054,438
Ending balance (in shares) at Dec. 31, 2022 | shares	3,538,205,792
Treasury shares, ending balance at Dec. 31, 2022		¥ (225,329)							225,329
Treasury shares, ending balance (in shares) at Dec. 31, 2022 | shares		(6,461,286)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Surrender of ordinary shares (in shares) | shares	3
Net income (loss)						5,883,224	5,883,224	6,380	5,889,604	$ 829,535
Exercise of share options	¥ 3						3		¥ 3
Exercise of share options (in shares) | shares	17,029,713								17,029,713	17,029,713
Vesting of restricted share units	¥ 1		(1)
Vesting of restricted share units (in shares) | shares	5,963,517
Vesting of restricted share, net	¥ 2		(2)
Vesting of restricted share, net (in shares) | shares	13,292,404
Share-based compensation			3,215,549				3,215,549		¥ 3,215,549
Cancellation of ordinary shares	¥ (18)	¥ 4,509,759	(4,509,741)
Cancellation of ordinary shares (in shares) | shares	123,459,369	123,459,369
Repurchase of ordinary shares		¥ (5,150,628)					(5,150,628)		(5,150,628)
Repurchase of ordinary shares (in shares) | shares		(141,064,215)
Appropriation to statutory reserves				150,290		(150,290)			(150,300)
Currency translation adjustments					574,223		574,223		574,223	$ 80,878
Acquisition of non-controlling interests								(51,020)	(51,020)
Acquisition of a subsidiary with noncontrolling interests								18,852	18,852
Disposal of subsidiaries with non-controlling interests								(2,109)	(2,109)
Unrealized gains on available-for-sale investments, before reclassification					71,447		71,447		71,447
Unrealized gains on available-for-sale investments, amounts reclassified from accumulated other comprehensive income (loss)					11,353		11,353		11,353
Dividend to shareholders			(1,425,707)				(1,425,707)		(1,425,707)
Liquidation of subsidiary								(51,020)	(51,020)
Dividend of subsidiaries for non-controlling interest holder								(4,900)	(4,900)
Ending balance at Dec. 31, 2023	¥ 475		¥ 77,583,054	¥ 811,107	¥ 244,302	¥ (5,672,916)	¥ 72,099,824	¥ 101,281	72,201,105	10,169,313
Ending balance (in shares) at Dec. 31, 2023 | shares	3,451,032,020
Treasury shares, ending balance at Dec. 31, 2023		¥ (866,198)							¥ 866,198	$ 122,001
Treasury shares, ending balance (in shares) at Dec. 31, 2023 | shares		(24,066,132)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Surrender of ordinary shares (in shares) | shares	(37)